POST-EMPLOYMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2022
Post-employment Obligations
POST-EMPLOYMENT OBLIGATIONS

24.	POST-EMPLOYMENT OBLIGATIONS

Forluz Pension plan (a Supplementary retirement pension plan)

CEMIG and its subsidiaries are sponsors of Forluz - Forluminas Social Security Foundation, a non-profit legal entity whose object is to provide its associates and participants and their dependents with a finance income to complement retirement and pension, in accordance with the pension plan that they are subscribed in.

Forluz provides the following supplementary pension benefit plans available to its participants:

Mixed Benefit Plan (‘Plan B’): This plan operates as a defined-contribution plan in the fund accumulation phase for retirement benefits for normal time of service, and as a defined-benefit plan for disability or death of participants still in active employment, and for receipt of benefits for time of contribution. The Sponsors match the basic monthly contributions of the participants. This is the only plan open for joining by new participants. The actuarial risks related to Plan B occur only as from the option for the lifetime benefit at the moment of the participant’s retirement. In this specific case the responsibility for the risk of insufficiency of reserves for coverage of the benefits (deficits) is in parity between sponsors and participants.

Funded Benefit Plan (‘Plan A’): This plan includes all currently employed and assisted participants who opted to migrate from the Company’s previously sponsored defined benefit plan and are entitled to a benefit proportional to those balances. For participants who are still working, this benefit has been deferred to the retirement date. The benefit balances of Plan A have the characteristic of lifetime payment, and the responsibility for the risk of insufficiency of reserves to cover the benefits (deficits) is exclusively that of the sponsors.

In addition to the Forluz pension plans, CEMIG, CEMIG GT and CEMIG D , contribute to a health and a dental plan for the active employees, retired employees and dependents, administered by CEMIG Saúde.

Life insurance

Until the end of the Collective Agreement in effect until October 2021, the Company made available coverage of 50% of the life insurance policy cost, with certain specific characteristics for retirees.

However, as a result of the amendment in the Collective Work Agreement for 2021-2023, in relation to offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been canceled in its entirety, and as a result wrote off the balance of the obligation, remeasured using the revised actuarial assumptions, recognized in the Statement of income and Shareholders’ equity, in the amounts of R$ 415 and R$ 59.

On February 2, 2022 the Association of Retired Energy Workers and Pension Holders of CEMIG and its Subsidiaries (Associação dos Eletricitários Aposentados e Pensionistas da CEMIG e Subsidiárias - AEA/MG) filed an injunction ordering the Company to comply with and maintain in full the same terms relating to coverage of the life insurance premium as were previously practiced. However, on February 11, 2022, the Regional Employment Law Appeal Court of the 3rd Region refused this application, on the grounds that this had been validly decided in the collective agreement.

Actuarial obligations and recognition in the financial statements

On this Note the Company discloses its obligations and expenses incurred for purposes of the Retirement Plan, Health Plan, Dental Plan and the Life Insurance Plan in accordance with the terms of IAS 19 - Employee Benefits, and the independent actuarial opinion issued as of December 31, 2022.

Agreement to cover the deficit on Forluz Pension Plan ‘A’

Forluz and the sponsors CEMIG, CEMIG GT and CEMIG D have signed a Debt Assumption Instrument to cover the deficit of Plan A for the years of 2015, 2016 and 2017. On September 30, 2022 the total amount payable by CEMIG and its subsidiaries as a result of the Plan A deficits was R$547 (R$539 on December 31, 2021 referring to the Plan A deficits of 2015, 2016 and 2017).

The monthly amortizations, calculated by the constant installments system (Price Table), will be paid up to 2031 for the 2015 and 2016 deficits, in the amount of R$364, and up to 2033 for the 2017 deficit, in the amount of R$184. Remuneratory interest applicable to the outstanding balance is 6% p.y., plus the effect of the IPCA. If the plan reaches actuarial surplus before the full period of amortization of the debt, the Company will not be required to pay the remaining installments and the contract will be extinguished.

Restricted deposits made to Forluz

Resolution of the 2019 deficit

In December 2020, in accordance with the applicable legislation, Forluz proposed to CEMIG a new Debt Assumption Instrument to be signed, if approved, by Forluz, CEMIG, CEMIG GT and CEMIG D, in accordance with the plan to cover the deficit of Plan A, which occurred in 2019. The total amount to be paid by the Company to cover the deficit, without considering joint contribution, is R$160, through 166 monthly installments. The remuneration interest rate over the outstanding balance is 6% per year, plus the effect of the IPCA. If the plan reaches actuarial balance before the full period of amortization of the debt, the Company will not be required to pay the remaining installments and the contract will be extinguished.

The Company recognized the legal obligation in relation to the deficit of Plan A corresponding to 50% of the minimum amount, and, thus, obeying the contribution parity rule, made payments in the amount of R$17 in consignment (R$7 on December 31, 2021), to remain at the disposal of Forluz to be redeemed at an account with an official bank. Due to the refusal by Forluz to receive this amount, on May 26, 2021 the Company proposed an Action of Consignment in Payment, which is in its initial pleading phase.

Due to the Debt Assumption Instrument not being signed for coverage of the minimum amount proposed in the plan for solution of the Plan A actuarial deficit for 2019, and the refusal of the payments in consignment made by the Company, on April 27, 2021 Forluz filed legal action against sponsors CEMIG, CEMIG GT and CEMIG D, applying for approval and confirmation of the request to ensure compliance with the contracting of the debt for coverage of the deficit of Plan A, in the amount of R$160, for the 2019 fiscal year.

In May 2022 the first instance of the Employment Law Appeal Court of Minas Gerais gave a decision in favor of Forluz, and against the Company’s requests - but in this dispute appeal lies to hire instances. As a result, the Company, based on the assessments of its specialists, has opted to maintain its assessment of the chances of loss in the action as ‘possible’.

Resolution of the 2020 deficit

On March 31, 2022, in view of the divergences mentioned in the previous item, payment in consignation of the 2020 deficit of Plan A has begun, with deposit of the first tranche, limited to 50% of the amounts specified in the Plan proposed by Forluz, in obedience to the constitutional rule of parity of contribution. Forluz appealed, exercising its procedural right, on April 18, 2022. The amount deposited by the Company, on December 31, 2022, was R$11, which will be held in escrow, available to Forluz, by an official bank.

The total amount to be paid by the Company arising from the deficit ascertained in Plan A, without considering parity, is R$252, in 158 monthly payments, with remuneratory interest of 6% per year on the outstanding balance, plus inflation as measured by the IPCA-IBGE (Expanded National Consumer Price index). If the plan reaches actuarial balance before the full period of amortization of the contract, the Company is dispensed from payment of the remaining installments and the contract is extinguished.

Debt with the pension fund (Forluz)

On December 31, 2022, the Company recognized an obligation for past actuarial deficits relating to the pension fund in the amount of R$251 on December 31, 2022 (R$385 on December 31, 2021). This amount has been recognized as an obligation payable by CEMIG and its subsidiaries, and will be amortized until June of 2024, through monthly installments calculated by the system of constant installments (known as the ‘Price’ table) and adjusted by the IPCA (Expanded National Customer Price) inflation index (published by the Brazilian Geography and Statistics Institute - IBGE) plus 6% per year. The Company is required to pay this debt even if Forluz has a surplus, thus, the Company maintain recorded the debt in full, and record the effects of monetary updating and interest in finance income (expenses) in the statement of income.

Actuarial information

2022	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	11,404	3,314	60	14,778
Fair value of plan assets	(9,198)	-	-	(9,198)
Initial net liabilities	2,206	3,314	60	5,580
Adjustment to asset ceiling	112	-	-	112
Net liabilities in the statement of financial position	2,318	3,314	60	5,692

2021	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Present value of obligations	12,026	3,469	66	15,561
Fair value of plan assets	(9,378)	-	-	(9,378)
Initial net liabilities	2,648	3,469	66	6,183
Adjustment to asset ceiling	22	-	-	22
Net liabilities in the statement of financial position	2,670	3,469	66	6,205

The asset ceiling is the present value of any economic benefits available in the form of restitutions coming from the plan or reductions in future contributions to the plan.

The present value of the liabilities of the pension plan is adjusted to the asset ceiling, which corresponds to the surplus result of Plan B, which has a specific destination allocation under the regulations of the National Private Pension Plans Council (CNPC).

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation on December 31, 2019	13,285	3,102	61	574	17,022
Cost of current service	1	21	1	3	26
Interest on actuarial obligation	887	215	4	41	1,147
Actuarial losses (gains):
Due to changes in demographic assumptions	135	395	4	-	534
Due to changes in financial assumptions	(375)	(152)	(4)	(34)	(565)
Due to adjustments based on experience	289	(119)	1	(23)	148
Due to changes and adjustments	49	124	1	(57)	117
Benefits paid	(914)	(143)	(3)	(10)	(1,070)
Defined-benefit obligation on December 31, 2020	13,308	3,319	64	551	17,242
Cost of current service	2	21	1	3	27
Past service cost (1)	-	-	-	(415)	(415)
Interest on actuarial obligation	883	232	5	39	1,159
Actuarial losses (gains):
Due to changes in demographic assumptions	378	122	1	(15)	486
Due to changes in financial assumptions	(2,393)	(252)	(5)	(127)	(2,777)
Due to adjustments based on experience	828	200	3	(26)	1,005
Due to changes and adjustments	(1,187)	70	(1)	(168)	(1,286)
Benefits paid	(980)	(173)	(3)	(10)	(1,166)
Defined-benefit obligation on December 31, 2021	12,026	3,469	66	-	15,561
Cost of current service	2	16	-	-	18
Past service cost (1)	(4)	-	-	-	(4)
Actuarial losses (gains):	1,224	361	7	-	1,592
Actuarial losses (gains):
Due to changes in demographic assumptions	(7)	(1)	-	-	(8)
Due to changes in financial assumptions	(857)	(305)	(6)	-	(1,168)
Due to adjustments based on experience	106	(20)	(3)	-	83
Due to changes and adjustments	(758)	(326)	(9)	-	(1,093)
Benefits paid	(1,086)	(206)	(4)	-	(1,296)
Defined-benefit obligation on December 31, 2022	11,404	3,314	60	-	14,778

(1)	Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.
(2)	Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

Changes in the fair values of the plan assets are as follows:

Pension plans and retirement supplement plans
Fair value of the plan assets on December 31, 2019	10,366
Return on investments	757
Contributions from employer	211
Benefits paid	(914)
Fair value of the plan assets on December 31, 2020	10,420
Return on investments	(298)
Contributions from employer	236
Benefits paid	(980)
Fair value of the plan assets on December 31, 2021	9,378
Return on investments	633
Contributions from employer	272
Benefits paid	(1,085)
Fair value of the plan assets on December 31, 2022	9,198

Changes in net liabilities were as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2019	2,972	3,102	61	574	6,709
Expense recognized in Statement of income	206	236	5	44	491
Contributions paid	(211)	(143)	(3)	(10)	(367)
Actuarial losses (gains)	(58)	124	1	(57)	10
Net liabilities at December 31, 2020	2,909	3,319	64	551	6,843
Expense recognized in Statement of income	200	253	6	42	501
Past service cost	-	-	-	(415)	(415)
Contributions paid	(236)	(173)	(3)	(10)	(422)
Actuarial losses (gains)	(203)	70	(1)	(168)	(302)
Net liabilities at December 31, 2021	2,670	3,469	66	-	6,205
Expense recognized in Statement of income	285	378	7	-	670
Past service cost	(4)	-	-	-	(4)
Contributions paid	(272)	(206)	(4)	-	(482)
Actuarial losses (gains)	(361)	(327)	(8)	-	(696)
Net liabilities at December 31, 2022	2,318	3,314	61	-	5,692

				2022	2021
Current liabilities				388	347
Non-current liabilities				5,304	5,858

Amounts recorded as current liabilities refer to contributions to be made by CEMIG and its subsidiaries in the next 12 months for the amortization of the actuarial liabilities.

The amounts reported as ‘Expense recognized in the Statement of income’ refer to the costs of post-employment obligations, that include the past service cost arising from the cancellation of the post-retirement life insurance obligation, totaling R$626 (R$16 on December 31, 2021), plus the finance expenses and monetary updating on the debt with Forluz, in the amounts of R$40 (R$70 on December 31, 2021).

The amounts recognized in 2022, 2021 and 2020 statement of income are as follows:

2022	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	2	16	-	18
Past service cost	(4)	-	-	(4)
Interest on the actuarial obligation	1,224	361	7	1,592
Expected return on the assets of the Plan	(941)	-	-	(941)
Expense in 2022	281	377	7	665

2021	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	21	1	3	27
Past service cost (1)	-	-	-	(415)	(415)
Interest on the actuarial obligation	883	232	5	39	1,159
Expected return on the assets of the Plan	(685)	-	-	-	(685)
Expense in 2021	200	253	6	(373)	86

2020	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	21	1	3	26
Interest on the actuarial obligation	887	215	4	41	1,147
Expected return on the assets of the Plan	(682)	-	-	-	(682)
Expense in 2020	206	236	5	44	491

The independent actuary’s estimation for the expense to be recognized for 2023 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	14	-	14
Interest on the actuarial obligation	1,276	379	7	1,662
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)
Estimated total expense in 2023 as per actuarial report	272	393	7	672

The expectation for payment of benefits for 2023 is as follows:

	Pension plans and retirement supplement plans - Forluz	Health plan	Dental plan	Total
Estimated payment of benefits	1,119	220	4	1,343

The Company CEMIG GT and CEMIG D have expectation of making contributions to the pension plan in 2023 of R$246 for amortization of the deficit of Plan A, and R$86 for the Defined Contribution Plan (recorded directly in the Statement of income for the year).

Below is a sensitivity analysis of the liabilities effect of changes in the main actuarial assumptions used to determine the defined-benefit obligation on December 31, 2022:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	247	53	1	301
Increase of one year in the mortality table	(251)	(54)	(1)	(306)
Reduction of 1% in the discount rate	982	418	7	1,407

In the presentation of the sensitivity analysis, the present value of the defined-benefit obligation was calculated using the Projected Unit Credit method, the same method used to calculate the defined-benefit obligation recognized in the Statement of financial position.

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans		Health plan	Dental plan
Plan A	Plan B
873	10.83	12.79	12.37

The main categories plan’s assets, as a percentage of total plan’s assets are as follows:

	2022	2021
Shares	6.45%	7.77%
Fixed income securities	76.89%	73.95%
Real estate property	4.89%	5.04%
Others	11.77%	13.24%
Total	100.00%	100.00%

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for information purpose:

	2022	2021
Non-convertible debentures issued by the Company	137	302
Shares issued by the Company	3	277
Real estate properties of the Foundation, occupied by the Company	270	-
	410	579

This table provides the main actuarial assumptions:

	2022		2021
	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	11.73%	11.83%	10.60%	10.75%	10.73%
Annual expected return on plan assets	11.73%	Not applicable	10.60%	Not applicable	Not applicable
Long-term annual inflation rate	5.31%	5.31%	5.03%	5.03%	5.03%
Estimated future annual salary increases	5.31%	Not applicable	5.03%	Not applicable	6.29%
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Álvaro Vindas increase of 30%	Not applicable	Tasa 1927 increase of 100%	Tasa 1927 increase of 100%
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%	-

	2020
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.83%	7.14%	7.25%
Annual expected return on plan assets	6.83%	Not applicable	Not applicable
Long-term annual inflation rate	3.32%	3.32%	3.32%
Estimated future annual salary increases	3.32%	Not applicable	4.56%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation (1)	-	1%	-

The Company has not made changes in the methods used to calculate its post-employment obligations for the years ended December 31, 2022 and 2021.

Accounting policy

In the case of retirement obligations, the liability recognized in the balance sheet with respect to defined benefit pension plans is the greater of the debt agreed with the foundation for amortization of actuarial obligations and the present value of the actuarial obligation, calculated by means of an actuarial report, less the fair value of the plan's assets. The actuarial valuation involves the use of assumptions about discount rates, expected rates of return on assets, future salary increases, mortality rates, and future increases in retirement and pension benefits. All assumptions are reviewed at each base date.

Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

Actuarial gains and losses arising as a result of changes in actuarial assumptions are recognized in other comprehensive income and shall not be reclassified to statement of income in a subsequent period.

The past service cost, due change or withdrawal of the defined benefit plan, and the gain or loss on settlement of obligations, are determined by remeasurement of the net present value of the obligation, using the revised actuarial assumptions, and is recognized directly in the Statement of income for the year in which the change, withdrawal or settlement is made.